VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—75.7%
Angola—1.7%
Republic of Angola
144A 8.000%, 11/26/29(2)	$365	$374
144A 9.244%, 1/15/31(2)	917	965
144A 9.875%, 10/15/35(2)	2,714	2,863
144A 9.875%, 3/31/37(2)	1,456	1,510
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	153	152
		5,864

Argentina—3.1%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,154	1,707
Republic of Argentina
0.750%, 7/9/30(5)	3,096	2,679
4.125%, 7/9/35(5)	1,232	932
3.500%, 7/9/41(5)	4,892	3,450
4.125%, 7/9/46(5)	2,581	1,834
		10,602

Bahrain—2.9%
Kingdom of Bahrain
144A 7.375%, 5/14/30(2)	1,681	1,681
144A 5.625%, 5/18/34(2)	952	846
144A 7.125%, 6/10/36(2)	4,272	4,093
144A 7.500%, 7/7/37(2)	749	732
144A 6.625%, 10/6/37(2)	1,462	1,328
144A 7.100%, 2/3/38(2)	1,258	1,182
		9,862

Benin—0.2%
Benin Government International Bond
144A 7.960%, 2/13/38(2)	434	460
RegS 4.950%, 1/22/35(4)	362 EUR	396
		856

Bermuda—0.6%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	411
RegS 3.375%, 8/20/50(4)	2,571	1,698
		2,109

	Par Value(1)	Value

Bolivia—0.2%
Bolivia Government Bond RegS 9.450%, 5/14/31(4)	$550	$546
Brazil—3.3%
Federative Republic of Brazil
6.000%, 10/20/33	1,435	1,430
6.625%, 3/15/35	3,058	3,090
6.250%, 5/22/36	6,965	6,748
		11,268

Bulgaria—0.2%
Bulgaria Government International Bond RegS 4.125%, 7/18/45(4)	663 EUR	703
Cameroon—0.9%
Republic of Cameroon
RegS 5.950%, 7/7/32(4)	2,504 EUR	2,623
RegS 8.875%, 1/30/33(4)	400	394
		3,017

Chile—1.8%
Republic of Chile
4.350%, 4/13/31	2,485	2,415
2.550%, 1/27/32	261	229
4.950%, 1/5/36	1,401	1,354
3.500%, 4/15/53	3,253	2,193
		6,191

Colombia—2.9%
Republic of Colombia
6.125%, 1/21/31	1,170	1,172
8.000%, 4/20/33	2,889	3,112
7.500%, 2/2/34	4,541	4,759
5.625%, 2/26/44	979	820
		9,863

Congo—0.4%
Republic of Congo RegS 9.500%, 5/26/36(4)	1,433	1,388
Costa Rica—0.2%
Costa Rica Government
144A 7.300%, 11/13/54(2)	356	385
RegS 7.000%, 4/4/44(4)	413	435
		820

Dominican Republic—2.7%
Dominican Republic
144A 5.875%, 10/28/35(2)	2,689	2,610
144A 6.600%, 6/1/36(2)	644	658
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Dominican Republic—continued
144A 6.950%, 3/15/37(2)	$839	$870
RegS 6.950%, 3/15/37(4)	5,048	5,236
		9,374

Ecuador—3.4%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	2,528	2,489
Republic of Ecuador
144A 8.750%, 1/29/34(2)	2,423	2,416
144A 9.250%, 1/29/39(2)	3,481	3,518
RegS 6.900%, 7/31/35(4)(5)	1,567	1,433
RegS 5.500%, 7/31/40(4)(5)	2,057	1,681
		11,537

Egypt—2.8%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	759	809
144A 7.053%, 1/15/32(2)	3,877	3,873
144A 6.875%, 4/30/40(2)	332	309
144A 7.903%, 2/21/48(2)	1,609	1,446
144A 8.750%, 9/30/51(2)	2,308	2,227
RegS 7.500%, 2/16/61(4)	1,318	1,112
		9,776

El Salvador—0.2%
Republic of El Salvador RegS 7.125%, 1/20/50(4)	662	605
Ethiopia—0.1%
Federal Republic of Ethiopia RegS 6.625%, 12/11/26(4)(6)	333	360
Gabon—0.5%
Republic of Gabon
144A 6.625%, 2/6/31(2)	773	672
RegS 9.500%, 2/18/29(4)	1,121	1,083
		1,755

Ghana—0.3%
Republic of Ghana RegS 5.000%, 7/3/35(4)(5)	1,261	1,175
	Par Value(1)	Value

Guatemala—0.1%
Republic of Guatemala 144A 3.700%, 10/7/33(2)	$349	$307
Hungary—2.8%
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	486	510
144A 5.500%, 6/16/34(2)	1,262	1,265
144A 6.000%, 9/26/35(2)	1,589	1,622
144A 5.500%, 3/26/36(2)	2,722	2,679
144A 6.750%, 9/25/52(2)	1,119	1,170
RegS 2.125%, 9/22/31(4)	1,653	1,427
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	955
		9,628

Indonesia—2.4%
Republic of Indonesia
2.150%, 7/28/31	2,639	2,296
4.650%, 9/20/32	1,735	1,676
5.600%, 1/15/35	2,608	2,611
4.950%, 2/21/36	722	682
RegS 6.750%, 1/15/44(4)	898	953
		8,218

Ivory Coast—0.5%
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	143	155
144A 8.250%, 1/30/37(2)	656	714
144A 6.750%, 2/25/41(2)	782	745
		1,614

Kazakhstan—1.5%
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	1,741	1,714
144A 5.500%, 7/1/37(2)	1,509	1,507
RegS 4.714%, 4/9/35(4)	1,930	1,857
		5,078

Kenya—1.2%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,093	1,095
144A 7.875%, 2/26/34(2)	805	799
144A 9.500%, 3/5/36(2)	883	930
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Kenya—continued
144A 8.700%, 2/26/39(2)	$1,204	$1,185
		4,009

Kuwait—1.0%
Kuwait International Bond 144A 5.157%, 7/29/31(2)	3,430	3,433
Kyrgyzstan—0.1%
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	364	370
Lebanon—0.3%
Lebanon Government International Bond
RegS 6.375%, 3/9/20(4)(6)	623	172
RegS 8.250%, 4/12/21(4)(6)	3,143	943
		1,115

Mexico—4.3%
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,293	3,290
United Mexican States
5.850%, 7/2/32	1,353	1,358
5.375%, 3/22/33	1,561	1,512
3.500%, 2/12/34	2,572	2,173
6.250%, 8/27/37	3,782	3,709
5.000%, 4/27/51	686	520
3.771%, 5/24/61	3,285	1,882
3.750%, 4/19/71	880	482
		14,926

Mongolia—0.2%
Development Bank of Mongolia 144A 6.900%, 7/2/31(2)	852	851
Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	363	332
Nigeria—2.1%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	517
144A 7.143%, 2/23/30(2)	967	994
144A 9.625%, 6/9/31(2)	1,545	1,728
144A 7.696%, 2/23/38(2)	798	810
144A 9.130%, 1/13/46(2)	1,768	1,943
RegS 8.747%, 1/21/31(4)	1,145	1,235
		7,227

	Par Value(1)	Value

Oman—2.9%
Oman Government International Bond
144A 6.250%, 1/25/31(2)	$3,118	$3,239
144A 6.500%, 3/8/47(2)	4,585	4,655
144A 6.750%, 1/17/48(2)	1,066	1,114
RegS 6.250%, 1/25/31(4)	756	785
		9,793

Pakistan—0.3%
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	1,031	1,035
Panama—1.8%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,311
Republic of Panama
5.227%, 2/23/34	740	718
6.700%, 1/26/36	847	891
6.853%, 3/28/54	2,082	2,149
4.500%, 1/19/63	265	193
		6,262

Peru—1.3%
Republic of Peru
8.750%, 11/21/33	209	249
3.000%, 1/15/34	1,472	1,251
5.375%, 2/8/35	2,958	2,919
		4,419

Philippines—2.0%
Republic of Philippines
1.950%, 1/6/32	941	805
5.000%, 7/17/33	872	859
4.750%, 3/5/35	640	609
5.325%, 6/24/36	1,568	1,535
5.000%, 1/13/37	616	584
3.700%, 2/2/42	1,753	1,348
2.650%, 12/10/45	1,313	796
5.750%, 1/27/51	335	317
		6,853

Poland—2.1%
Republic of Poland
5.125%, 9/18/34	3,136	3,088
5.375%, 2/12/35	896	891
5.375%, 4/14/36	1,116	1,099
5.500%, 4/4/53	1,364	1,221
5.500%, 3/18/54	914	817
		7,116

Romania—2.7%
Romanian Government International Bond
144A 5.750%, 9/16/30(2)	661	660
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Romania—continued
144A 4.625%, 3/4/33(2)	284 EUR	$314
144A 6.375%, 1/30/34(2)	$1,114	1,112
144A 6.000%, 5/25/34(2)	1,809	1,765
144A 5.750%, 3/24/35(2)	484	461
144A 6.625%, 5/16/36(2)	445	446
144A 5.750%, 7/4/36(2)	1,008	948
144A 2.625%, 12/2/40(2)	2,225 EUR	1,672
RegS 6.000%, 5/25/34(4)	704	687
RegS 6.000%, 9/24/44(4)	957 EUR	1,035
		9,100

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(7)	100	—
Saudi Arabia—4.0%
Gaci First Investment Co. RegS 4.750%, 2/14/30(4)	2,429	2,391
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	1,106	1,073
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,437
144A 5.000%, 1/16/34(2)	1,139	1,121
144A 5.625%, 1/13/35(2)	555	563
144A 4.875%, 1/12/36(2)	217	209
144A 5.750%, 1/16/54(2)	1,243	1,146
144A 3.750%, 1/21/55(2)	2,584	1,705
RegS 3.250%, 10/22/30(4)	978	913
RegS 5.625%, 1/13/35(4)	2,209	2,242
		13,800

Senegal—0.2%
Republic of Senegal RegS 4.750%, 3/13/28(4)	1,000 EUR	646
Serbia—1.2%
Republic of Serbia
144A 6.500%, 9/26/33(2)	627	648
144A 6.000%, 6/12/34(2)	1,345	1,348
	Par Value(1)	Value

Serbia—continued
144A 5.500%, 5/6/36(2)	$2,212	$2,115
		4,111

South Africa—2.3%
Republic of South Africa
5.375%, 7/24/44	692	578
5.650%, 9/27/47	944	784
5.750%, 9/30/49	1,041	862
7.300%, 4/20/52	1,033	1,025
144A 6.125%, 12/11/37(2)	1,226	1,196
144A 7.950%, 11/19/54(2)	3,176	3,360
		7,805

Sri Lanka—1.1%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	182	176
144A 3.100%, 1/15/30(2)(5)	— (8)	— (8)
144A 3.350%, 3/15/33(2)(5)	1,623	1,560
144A 3.600%, 6/15/35(2)(5)	1,066	880
144A 3.600%, 2/15/38(2)(5)	997	1,020
		3,636

Suriname—0.5%
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	1,603	1,728
Trinidad and Tobago—0.0%
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(2)	4	4
Turkey—4.6%
Hazine Mustesarligi Varlik Kiralama AS 144A 8.509%, 1/14/29(2)	1,387	1,458
Republic of Turkiye
9.375%, 3/14/29	1,879	2,019
5.950%, 1/15/31	1,695	1,659
7.125%, 2/12/32	1,843	1,875
7.250%, 5/29/32	1,683	1,717
6.300%, 3/14/33	495	479
6.500%, 9/20/33	945	925
7.625%, 5/15/34	471	487
6.500%, 1/3/35	822	795
6.950%, 9/16/35	1,218	1,203
6.625%, 2/17/45	301	269
5.750%, 5/11/47	3,554	2,811
		15,697

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Ukraine—2.1%
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	$897	$767
144A 0.000%, 2/1/30(2)(5)	112	80
144A 4.000%, 2/1/32(2)(5)	417	342
144A 0.000%, 2/1/36(2)(5)	1,264	729
144A 4.500%, 2/1/36(2)(5)	80	53
RegS 0.000%, 2/1/30(4)(5)	52	37
RegS 4.000%, 2/1/32(4)(5)	3,083	2,531
RegS 0.000%, 2/1/34(4)(5)	— (8)	— (8)
RegS 0.000%, 2/1/35(4)(5)	4,489	2,597
RegS 4.500%, 2/1/36(4)(5)	8	6
		7,142

Uruguay—0.9%
Republica Orient Uruguay
5.100%, 6/18/50	688	612
4.975%, 4/20/55	313	268
5.250%, 9/10/60	2,683	2,361
		3,241

Uzbekistan—0.2%
Uzbekistan International Bond
144A 7.850%, 10/12/28(2)	512	536
144A 3.700%, 11/25/30(2)	5	5
		541

Venezuela—0.4%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	800	396
RegS 6.000%, 12/9/20(4)(6)	1,038	455
RegS 12.750%, 8/23/22(4)(6)	1,035	613
		1,464

Zambia—0.1%
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	344	338
Total Foreign Government Securities (Identified Cost $257,214)		259,510

	Par Value(1)	Value

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	$400	$430
Total Convertible Bonds and Notes (Identified Cost $396)		430

Corporate Bonds and Notes—18.2%
Angola—0.1%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	167	170
Argentina—0.4%
Generacion Mediterranea S.A.
144A 7.500%, 12/31/34(2)	192	151
144A 4.000%, 6/30/36(2)(9)	26	11
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	315
MSU Green Energy 144A 9.750%, 6/16/36(2)	148	144
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	211	225
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	188
YPF S.A. 144A 9.500%, 1/17/31(2)	245	258
		1,292

Brazil—0.9%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	271	287
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	156	152
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	112	114
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	266
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)	172	151
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	291	289
Movida Europe S.A. 144A 9.700%, 10/11/33(2)	167	157
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	187	190
OHI Group S.A. 144A 13.000%, 7/22/29(2)	233	233
Raizen Fuels Finance S.A. 144A 6.250%, 7/8/32(2)(6)	152	87
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(2)(9)	294	296
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	85	71
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	175
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	152	146
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	138	147
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Brazil—continued
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	$242	$267
		3,028

Chile—1.2%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	204
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(10)	208	219
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	237	237
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,276
144A 6.330%, 1/13/35(2)	925	956
144A 3.700%, 1/30/50(2)	555	373
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	903	904
		4,169

China—0.4%
Longfor Group Holdings Ltd. RegS 3.850%, 1/13/32(4)	200	153
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	76	74
NWD Finance BVI Ltd. RegS 12.179% (4)(10)	200	195
NWD MTN Ltd. RegS 4.125%, 7/18/29(4)	200	169
Studio City Co., Ltd. (Macau) 144A 6.125%, 5/15/31(2)	49	48
Studio City Finance Ltd. (Macau) 144A 5.000%, 1/15/29(2)	610	585
		1,224

Colombia—0.4%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	269	248
Banco Davivienda S.A. 144A 6.650% (2)(10)	248	235
Geopark Ltd. 144A 8.750%, 1/31/30(2)	189	194
Gran Tierra Energy, Inc.
144A 9.500%, 10/15/29(2)	200	201
144A 9.750%, 4/15/31(2)	39	41
Grupo Nutresa S.A. 144A 7.875% (2)(10)	205	202
Promigas S.A. ESP 144A 7.750%, 6/24/56(2)	122	124
		1,245

Czech Republic—0.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	350 EUR	393
Energo-Pro AS 144A 8.000%, 5/27/30(2)	100 EUR	122
		515

	Par Value(1)	Value

El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	$693	$746
Georgia—0.1%
Bank of Georgia JSC 144A 6.500%, 6/3/31(2)	49	49
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	300	289
		338

Ghana—0.1%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	150	150
Tullow Holdco 2 Ltd. (10.250% cash and 3.000% PIK, 1.750% cash or PIK) 144A 15.000%, 11/15/28(2)(9)	77	79
		229

India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	276
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(2)	105	103
Adani Ports & Special Economic Zone Ltd. 144A 3.100%, 2/2/31(2)	255	228
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	262	224
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	64	63
UPL Corp., Ltd. RegS 4.625%, 6/16/30(4)	200	186
Vedanta Resources Finance II plc 144A 7.375%, 7/13/34(2)	200	200
		1,280

Indonesia—1.3%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	105	103
Indika Energy Tbk PT 144A 8.750%, 5/7/29(2)	41	42
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,315	2,124
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	150	150
Medco Maple Tree Pte Ltd. RegS 8.960%, 4/27/29(4)	77	79
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	330
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	531
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	668
RegS 4.000%, 6/30/50(4)	716	473
		4,500

Iraq—0.1%
Petronas Capital Ltd. RegS 3.404%, 4/28/61(4)	593	372
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Israel—0.1%
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	$21	$21
144A, RegS 5.875%, 3/30/31(2)(4)	90	86
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	70	72
		179

Kuwait—0.0%
NBK Tier 1 Ltd. 144A 6.375% (2)(10)	145	145
Kyrgyzstan—0.7%
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	2,540	2,553
Malaysia—0.9%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	2,176	2,136
RegS 4.550%, 4/21/50(4)	1,219	1,002
		3,138

Mexico—3.4%
Banca Mifel S.A. 144A 9.250% (2)(10)	162	161
Banco Mercantil del Norte S.A.
144A 5.875%(2)(10)	250	249
144A 6.625%(2)(10)	237	226
Cemex SAB de C.V. 144A 7.200% (2)(10)	213	220
Comision Federal de Electricidad 144A 6.450%, 1/24/35(2)	923	911
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	241
Grupo Televisa SAB 6.125%, 1/31/46	214	168
Orbia Advance Corp. SAB de C.V.
144A 7.500%, 5/13/35(2)	162	163
144A 5.875%, 9/17/44(2)	116	92
Petroleos Mexicanos
7.690%, 1/23/50	620	565
6.950%, 1/28/60	3,241	2,658
6.350%, 2/12/48	1,532	1,236
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	4,609	4,547
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	137	151
		11,588

Morocco—0.7%
OCP S.A.
144A 6.700%, 3/1/36(2)	1,946	1,994
144A 7.500%, 5/2/54(2)	231	240
		2,234

Nigeria—0.1%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	75
	Par Value(1)	Value

Nigeria—continued
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	$128	$131
144A 8.250%, 11/29/31(2)	80	83
IHS Mauritius NG Holdco Ltd. 144A 8.000%, 9/18/27(2)	201	200
		489

Pakistan—0.0%
Veon Midco B.V. 144A 6.950%, 6/1/31(2)	161	161
Peru—0.4%
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(11)	523	471
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	871	754
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	149	154
		1,379

Saudi Arabia—1.4%
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(2)	3,388	3,325
SAB AT1 Ltd. RegS 6.500% (4)(10)	200	202
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,134
		4,661

Serbia—0.0%
Telecommunications Co. Telekom Srbija AD Belgrade 144A 7.250%, 5/18/31(2)	88	87
South Africa—0.9%
Eskom Holdings 144A 8.450%, 8/10/28(2)	2,533	2,654
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	162
Sasol Financing USA LLC
4.375%, 9/18/26	70	70
144A 8.750%, 5/3/29(2)	79	83
144A 8.750%, 4/10/33(2)	76	80
		3,049

Tanzania—0.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	105	108
Trinidad and Tobago—0.4%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	1,269	1,314
Turkey—0.4%
Akbank TAS 144A 7.875%, 9/4/35(2)	75	75
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	33	33
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Turkey—continued
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(2)	$38	$38
Limak Cimento Sanayi ve Ticaret AS 144A 9.750%, 7/25/29(2)	50	50
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	34
Turkcell Iletisim Hizmetleri AS
144A 7.450%, 1/24/30(2)	814	833
144A 7.650%, 1/24/32(2)	215	222
Turkiye Garanti Bankasi AS 144A 8.125%, 1/3/35(2)	47	48
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	70	70
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	83	63
		1,466

Ukraine—0.3%
Metinvest B.V.
144A 7.650%, 10/1/27(2)	85	82
144A 7.750%, 10/17/29(2)	64	58
MHP Lux S.A. RegS 10.500%, 7/28/29(4)	200	202
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	496
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	149
		987

United Arab Emirates—0.0%
Aldar Properties PJSC 144A 5.875%, 4/14/56(2)	149	138
Uzbekistan—0.6%
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,951	2,090
Venezuela—2.1%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(6)	11,769	5,339
RegS 12.750%, 2/17/22(4)(6)	3,730	1,940
		7,279

Vietnam—0.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	151	148
Total Corporate Bonds and Notes (Identified Cost $59,200)		62,301

Shares
Affiliated Mutual Funds—1.6%
Fixed Income Funds—1.6%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	258,920	2,082
	Shares	Value
Fixed Income Funds—continued
Virtus Stone Harbor Local Markets Fund Class I(12)(13)	399,863	$3,511
Total Affiliated Mutual Funds (Identified Cost $5,215)		5,593

	Par Value(1)
Credit Linked Notes—0.4%
Iraq—0.4%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(14)	97,154 JPY	600
(Counterparty: BOA) 4.558%, 1/1/28(14)(15)	44,236 JPY	270
(Counterparty: BOA) 4.739%, 1/6/28(14)(15)	95,517 JPY	589
Total Credit Linked Notes (Identified Cost $2,365)		1,459

Total Long-Term Investments—96.0% (Identified Cost $324,390)		329,293

TOTAL INVESTMENTS—96.0% (Identified Cost $324,390)		$329,293
Other assets and liabilities, net—4.0%		13,602
NET ASSETS—100.0%		$342,895

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to a value of $151,291 or 44.1% of net assets.

(3)
This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2026.
(6)	Security in default; no interest payments are being received.
(7)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(8)	Amount is less than $500 (not in thousands).
(9)	100% of the income received was in PIK.
(10)	No contractual maturity date.
(11)	Issued with a zero coupon. Income is recognized through the accretion of discount.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(15)
Variable rate security. Rate disclosed is as of August 31, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	8%
Saudi Arabia	6
Turkey	5
Brazil	4
Indonesia	4
Argentina	4
Ecuador	4
Other	65
Total	100%
† % of total investments as of August 31, 2026.

Forward foreign currency exchange contracts as of August 31, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	10,900	USD	2,067	JPM	09/02/26	$36	$—
EUR	623	USD	714	JPM	10/09/26	11	—
JPY	84,423	USD	523	JPM	10/09/26	6	—
USD	2,066	BRL	10,900	JPM	09/02/26	—	(36)
USD	8,879	EUR	7,735	JPM	10/09/26	—	(120)
USD	1,968	JPY	316,312	JPM	10/09/26	—	(18)
Total						$53	$(174)
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$259,510	$—	$259,510	$—
Convertible Bonds and Notes	430	—	430	—
Corporate Bonds and Notes	62,301	—	62,301	—
Credit Linked Notes	1,459	—	—	1,459
Affiliated Mutual Funds	5,593	5,593	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	53	—	53	—
Total Assets	329,346	5,593	322,294	1,459
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(174)	—	(174)	—
Total Liabilities	(174)	—	(174)	—
Total Investments	$329,172	$5,593	$322,120	$1,459

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at August 31, 2026.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.